Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary shares		Additional paid in capital	Accumulated other comprehensive income	Retained earnings	Preferred A-1
Balance at Dec. 31, 2012	$ 14,311	$ 22		$ 11,741		$ 2,516	$ 32
Balance, shares at Dec. 31, 2012		8,953,565					1,927,140
Share-based compensation	126			$ 126
Other comprehensive income (loss)	37				$ 37
Net income	1,134					$ 1,134
Balance at Dec. 31, 2013	15,608	$ 22		$ 11,867	$ 37	$ 3,650	$ 32
Balance, shares at Dec. 31, 2013		8,953,565					1,927,140
Exercise of options	6		[1]	6
Exercise of options, shares		19,659
Share-based compensation	897			$ 897
Other comprehensive income (loss)	(183)				$ (183)
Net income	3,023					$ 3,023
Balance at Dec. 31, 2014	$ 19,351	$ 22		$ 12,770	$ (146)	$ 6,673	$ 32
Balance, shares at Dec. 31, 2014		8,973,224					1,927,140
Conversion of preferred shares		$ 32					$ (32)
Conversion of preferred shares, shares		12,628,741					(1,927,140)
Issuance of ordinary shares in initial public offering, net of issuance expenses in an amount of 2,415	$ 73,519	$ 21		$ 73,498
Issuance of ordinary shares in initial public offering, net of issuance expenses in an amount of 2,415, shares		8,165,000
Exercise of options	$ 421	$ 1		420
Exercise of options, shares	(528,984)	528,984
Share-based compensation	$ 2,383			$ 2,383
Other comprehensive income (loss)	(137)				$ (137)
Net income	4,725					$ 4,725
Balance at Dec. 31, 2015	$ 100,262	$ 76		$ 89,071	$ (283)	$ 11,398
Balance, shares at Dec. 31, 2015		30,295,949

[1]	Represents an amount lower than $1.